Income taxes - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Non-capital and net capital loss carryforwards	$ 33,630	$ 40,367
Finance lease obligations	17,981	24,785
Operating lease obligations	3,415	3,247
Stock-based compensation	4,200	4,029
Other	2,241	(1,154)
Deferred tax assets, net of valuation allowance	61,467	71,274
Deferred tax liabilities:
Contract assets	3,199	932
Property, plant and equipment	123,274	124,265
Other	6,494	2,277
Deferred tax liabilities, gross	132,967	127,474
Net deferred income tax liability	71,500	56,200
Classified as:
Deferred tax asset	387	0
Deferred tax liability	(71,887)	(56,200)
Net deferred income tax liability	$ (71,500)	$ (56,200)